GENERAL	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Ceragon Networks Ltd. ("the Company") is a wireless backhaul specialist. It provides wireless backhaul solutions that enable cellular operators and other wireless service providers to deliver voice and data services, enabling smart-phone applications such as internet browsing, social networking applications, image sharing, music and video applications. Its wireless backhaul solutions use microwave radio technology to transfer large amounts of telecommunication traffic between base stations and small-cells and the core of the service provider's network. The Company also provides wireless fronthaul solutions that use microwave technology for ultra-high speed, ultra-low latency communication for wireless 5G and 4G base stations.

The Company's solutions support all wireless access technologies, including 4G (LTE- Advance, LTE) and 5G services. The Company's systems also serve evolving network architectures including all-IP long haul networks.

The Company sells its products through a direct sales force, systems integrators, distributors and original equipment manufacturers.

The Company's wholly owned subsidiaries provide research and development, marketing, manufacturing, distribution, sales and technical support to the Company's customers worldwide.

As to principal markets and major customers, see notes 16b and 16c.

b.	Investment in Compass Network Ltd:

In December 2017, the Company signed software license agreement with Compass Networks LTD (“Compass”) in the amount of $ 500 and additional agreement for the purpose of developing Disaggregate Microwave products in August 2018, in the amount of up to $ 1,500 (out of which $ 1,200 was recognized as of December 2019) (see note 6). In addition, the Company signed loan agreements with Compass in the amount of $ 538, which bear an annual interest rate of 10%.

In December 2018, the Company purchased 14% (11% on fully diluted basis) of the share capital of Compass for a consideration of $ 833. A total investment (including loans) in the amount of $ 1,628 was recorded under other non-current assets.

As of December 31, 2019, following third party equity investment in Compass, the Company's holding decreased to11% (7% on a fully diluted basis) of the share capital of Compass. The total investment (including loans) in the amount of $ 1,041 is recorded under non-current assets (see note 2z).